Other Liabilities	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Other Liabilities
25.	Other Liabilities
Components of other current and
non-current
liabilities as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Consumption tax withheld	29,853	39,368
Deposits from employees	5,757	3,811
Others	26,375	11,974

Other current liabilities	61,985	55,153

Deferred tax liabilities	26,012	23,533
Others	17,209	10,749

Other non-current liabilities	43,221	34,282